Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) Agency	Dec. 31, 2019 Agency	Dec. 31, 2018 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 3,134,765	$ 3,496,892
Accounts receivable denominated in RMB	723,089	492,010
Current liabilities denominated in RMB	2,159,019	958,370
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,500,000	3,000,000
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,485,100	$ 1,651,300
Percentage of benchmark derived from specified source	47.00%	47.00%
Consolidated net revenues benchmark | Customer concentration risk
Concentration of risks
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	6.00%	9.00%	6.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	12.00%	28.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 723,100	$ 492,000
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 1,224,600	$ 947,600
Percentage of benchmark derived from specified source	57.00%	99.00%
Current liabilities | Concentration of foreign currency risks | RMB | Convertible notes
Concentration of risks
Current liabilities denominated in RMB	$ 896,500
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency		10	10	10
Percentage of benchmark derived from specified source	35.00%	32.00%	28.00%